Short-Term Investments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-Term investments [Line Items]
Short-term investments	¥ 4,526,957	¥ 4,223,894		$ 620,191
Investment income	¥ 441,949	¥ 600,375	¥ 603,058
Minimum [Member]
Short-Term investments [Line Items]
Investment rate of return	2.60%
Maximum [Member]
Short-Term investments [Line Items]
Investment rate of return	4.35%